NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
NON-CONTROLLING INTERESTS
Schedule of subsidiaries related to non-controlling interests

Figures in million - SA rand	Note	2018	2017	2016
Non-controlling interest of DRDGOLD	13.1	913.2	-	-
Non-controlling interest of Platinum Mile		18.4	15.7	14.3
Non-controlling interests of GTSM		4.4	4.1	3.4
Total non-controlling interests		936.0	19.8	17.7